Fair Values of Credit Substitutes by Type of Instrument (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 4,241,981.6	$ 57,998.1	₨ 3,340,732.3
Fair Value	4,275,449.9	58,455.7	3,406,289.2
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	534,227.1	7,304.2	360,741.5
Fair Value	547,276.9	$ 7,482.6	362,373.7
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Debentures
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	524,448.4		236,717.2
Fair Value	537,472.8		237,980.3
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes | Commercial paper
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9,778.7		124,024.3
Fair Value	₨ 9,804.1		₨ 124,393.4